Summary of Significant Accounting Policies - Schedule of Results of Operations and Changes in Cash and Cash Equivalents of VIEs (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash flows from financing activities	$ 735	$ 26,685	$ 1,528
Share-based compensation	8,757	50,607	169
VIEs
Variable Interest Entity [Line Items]
Cash flows from financing activities	5,290	2,988	3,726
Reclassification Adjustment | Other Subsidiaries
Variable Interest Entity [Line Items]
Cash flows from financing activities		(7,700)	(3,900)
Reclassification Adjustment | VIEs
Variable Interest Entity [Line Items]
Cash flows from financing activities		7,700	3,900
Reclassification Adjustment | Parent
Variable Interest Entity [Line Items]
Share-based compensation	400	14,800
Reclassification Adjustment | VIEs and Subsidiaries of VIEs
Variable Interest Entity [Line Items]
Share-based compensation	$ 4,700	$ 35,800	$ 200